245 Summer Street

Fidelity® Investments

Boston, MA 02210

September 30, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Income Fund (the trust): File Nos. 002-92661 and 811-04085

Fidelity GNMA Fund

Fidelity Managed Retirement 2010 Fund

Fidelity Managed Retirement 2015 Fund

Fidelity Managed Retirement 2020 Fund

Fidelity Managed Retirement 2025 Fund

Fidelity Managed Retirement 2030 Fund

Fidelity Managed Retirement Income Fund

Fidelity Simplicity RMD 2010 Fund

Fidelity Simplicity RMD 2015 Fund

Fidelity Simplicity RMD 2020 Fund

Fidelity Simplicity RMD 2025 Fund

Fidelity Simplicity RMD Income Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust